Share Capital (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Number of outstanding balance, Beginning		250,000	816,358
Expired		(250,000)	(566,358)
Number of outstanding balance, Ending			250,000
Weighted average exercise price, Beginning		$ 1.00	$ 1.90
Expired		1.00	2.30
Weighted average exercise price, Ending			$ 1.00